Authorised and issued share capital	12 Months Ended
Dec. 31, 2017
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Authorised and issued share capital

26. Authorised and issued share capital

	Equity ordinary shares	Nominal value £m
Authorised
At 1 January 2015	1,750,000,000	175.0
At 31 December 2015	1,750,000,000	175.0
At 31 December 2016	1,750,000,000	175.0
At 31 December 2017	1,750,000,000	175.0

Issued and fully paid
At 1 January 2015	1,325,747,724	132.6
Exercise of share options	3,618,300	0.3
At 31 December 2015	1,329,366,024	132.9
Exercise of share options	2,514,706	0.3
At 31 December 2016	1,331,880,730	133.2
Exercise of share options	630,822	0.1
At 31 December 2017	1,332,511,552	133.3

Company’s own shares

The Company’s holdings of own shares are stated at cost and represent shares held in treasury and purchases by the Employee Share Ownership Plan (‘ESOP’) trusts of shares in WPP plc for the purpose of funding certain of the Group’s share-based incentive plans.

The trustees of the ESOP purchase the Company’s ordinary shares in the open market using funds provided by the Company. The Company also has an obligation to make regular contributions to the ESOP to enable it to meet its administrative costs. The number and market value of the ordinary shares of the Company held by the ESOP at 31 December 2017 was 14,232,910 (2016: 13,857,706), and £190.9 million (2016: £251.7 million) respectively. The number and market value of ordinary shares held in treasury at 31 December 2017 was 62,578,938 (2016: 51,026,358) and £839.2 million (2016: £926.6 million) respectively.

Share options

WPP Executive Share Option Scheme

As at 31 December 2017, unexercised options over ordinary shares of 6,741 have been granted under the WPP Executive Share Option Scheme as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
3,696	8.333	2015 - 2022
3,045	10.595	2016 - 2023

WPP Worldwide Share Ownership Program

As at 31 December 2017, unexercised options over ordinary shares of 3,603,430 and unexercised options over ADRs of 554,464 have been granted under the WPP Worldwide Share Ownership Program as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
2,125	4.819	2011 - 2018
35,550	5.483	2012 - 2019
20,500	5.483	2013 - 2019
1,125	5.608	2012 - 2019
500	5.917	2011 - 2018
15,275	6.028	2011 - 2018
6,125	6.268	2014 - 2018
116,525	6.268	2014 - 2021
48,250	6.268	2015 - 2021
74,500	7.113	2013 - 2020
32,500	7.113	2014 - 2020
3,000	7.543	2014 - 2020
272,579	8.458	2015 - 2022
67,625	13.145	2017 - 2021
2,178,454	13.145	2017 - 2024
5,125	13.145	2018 - 2024
703,172	13.505	2016 - 2023
20,500	13.505	2017 - 2023

Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
14,850	44.560	2012 - 2019
34,705	49.230	2014 - 2021
22,840	56.560	2013 - 2020
6,550	59.500	2011 - 2018
53,719	67.490	2015 - 2022
229,842	102.670	2017 - 2024
191,958	110.760	2016 - 2023

WPP Share Option Plan 2015

As at 31 December 2017, unexercised options over ordinary shares of 9,394,600 and unexercised options over ADRs of 1,041,670 have been granted under the WPP Share Option Plan 2015 as follows:

Number of ordinary shares under option	Exercise price per share (£ )	Exercise dates
20,500	13.085	2020 - 2024
3,767,125	13.085	2020 - 2027
93,250	15.150	2018 - 2022
2,489,900	15.150	2018 - 2025
6,500	15.150	2019 - 2025
17,250	17.055	2019 - 2023
3,000,075	17.055	2019 - 2026

Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
430,760	88.260	2020 - 2027
343,560	105.490	2020 - 2026
267,350	115.940	2018 - 2025

The aggregate status of the WPP Share Option Plans during 2017 was as follows:

Movements on options granted (represented in ordinary shares)

	1 January 2017	Granted	Exercised	Lapsed	Outstanding 31 December 2017	Exercisable 31 December 2017
WPP	8,851	–	(2,110)	–	6,741	6,741
WWOP	7,809,917	–	(620,387)	(813,780)	6,375,750	6,370,625
WSOP	10,273,450	5,960,775	(8,325)	(1,622,950)	14,602,950	–
	18,092,218	5,960,775	(630,822)	(2,436,730)	20,985,441	6,377,366

Weighted-average exercise price for options over

	1 January 2017	Granted	Exercised	Lapsed	Outstanding 31 December 2017	Exercisable 31 December 2017
Ordinary shares (£)
WPP	9.355	–	–	–	9.355	9.355
WWOP	12.059	–	10.428	12.592	12.195	12.194
WSOP	16.192	13.085	–	16.244	14.929	–
ADRs ($)
WPP	59.170	–	59.170	–	–	–
WWOP	93.131	–	57.808	98.281	94.752	94.752
WSOP	109.998	88.260	–	109.612	101.047	–

Options over ordinary shares

Outstanding

Range of exercise prices £	Weighted average exercise price £	Weighted average contractual life Months
4.819 – 17.055	14.169	99

Options over ADRs

Outstanding

Range of exercise prices $	Weighted average exercise price $	Weighted average contractual life Months
44.560 – 115.940	98.860	96

As at 31 December 2017 there was £9.0 million (2016: £9.9 million) of total unrecognised compensation cost related to share options. That cost is expected to be recognised over a weighted average period of 20 months (2016: 20 months).

Share options are satisfied out of newly issued shares.

The weighted average fair value of options granted in the year calculated using the Black-Scholes model was as follows:

	2017	2016	2015
Fair value of UK options (shares)	112.0p	135.0p	144.0p
Fair value of US options (ADRs)	$9.40	$9.94	$11.34
Weighted average assumptions:
UK Risk-free interest rate	0.57%	0.44%	1.04%
US Risk-free interest rate	2.05%	1.60%	1.45%
Expected life (months)	48	48	48
Expected volatility	17%	16%	17%
Dividend yield	2.9%	2.8%	2.8%

Options are issued at an exercise price equal to market value on the date of grant.

The average share price of the Group for the year ended 31 December 2017 was £15.86 (2016: £16.45, 2015: £14.74) and the average ADR price for the same period was $101.86 (2016: $111.20, 2015: $112.88).

Expected volatility is sourced from external market data and represents the historic volatility in the Group’s share price over a period equivalent to the expected option life.

Expected life is based on a review of historic exercise behaviour in the context of the contractual terms of the options, as described in more detail below.

Terms of share option plans

In 2015, the Group introduced the Share Option Plan 2015 to replace both the ‘all-employee’ Worldwide Share Ownership Plan and the discretionary Executive Stock Option Plan. Two kinds of options over ordinary shares can be granted, both with a market value exercise price. Firstly, options can be granted to employees who have worked at a company owned by WPP plc for at least two years which are not subject to performance conditions. Secondly, options may be granted on a discretionary basis subject to the satisfaction of performance conditions.

The Worldwide Share Ownership Program was open for participation to employees with at least two years’ employment in the Group. It was not available to those participating in other share-based incentive programs or to Executive Directors. The vesting period for each grant is three years and there are no performance conditions other than continued employment with the Group.

The Executive Stock Option Plan has historically been open for participation to WPP Group Leaders, Partners and High Potential Group. It is not currently offered to parent company Executive Directors. The vesting period is three years and performance conditions include achievement of various TSR (Total Shareholder Return) and EPS (Earnings Per Share) objectives, as well as continued employment. The terms of these stock options are such that if, after nine years and eight months, the performance conditions have not been met, then the stock option will vest automatically.

The Group grants stock options with a life of 10 years, including the vesting period.